Retrospective application of accounting standards updates	12 Months Ended
Dec. 31, 2011
Retrospective application of accounting standards updates

28. Retrospective application of accounting standards updates

Effective January 1, 2012, the Company adopted FASB’s ASU No. 2011-07 Health Care Entities – Presentation and Disclosure of Patient Service Revenue, Provision for Bad Debts, and the Allowance for Doubtful Accounts. In addition, effective January 1, 2012, the Company also adopted FASB’s ASU No. 2011-05 as amended by ASU No. 2011-12 Comprehensive Income – Presentation of Comprehensive Income. Upon adoption of these standards the Company was required to change the presentation of its provision for uncollectible accounts related to patient service revenue as a deduction from patient service operating revenues and to either report the components of comprehensive income separately on the income statement or to present total other comprehensive income and the components of comprehensive income in a separate statement. The consolidated financial statements have been revised for all periods presented to reflect the retrospective application of adopting these new presentation and disclosures requirements for the provision for uncollectible accounts and comprehensive income.

The effects of the change upon the retrospective application for the presentation and disclosure requirements for patient service revenue and the provision for uncollectible accounts were as follows:

	Year ended December 31,
	2011	2010	2009
Consolidated income statements:
Net operating revenues as previously reported	$6,982,214	$6,438,050	$6,100,648

Total net operating revenues under the new presentation requirements:
Dialysis and related lab services patient service operating revenues	$6,462,810	$6,043,543	$5,757,946
Less: Provision for uncollectible accounts related to patient service operating revenues	(190,234)	(166,301)	(156,395)

Net patient service operating revenues	6,272,576	5,877,242	5,601,551
Other revenues	519,404	394,507	342,702

Total net operating revenues	6,791,980	6,271,749	5,944,253

	Year ended December 31,
	2011	2010	2009
Provision for uncollectible accounts in operating expenses:
Provision for uncollectible accounts as previously reported	$197,565	$170,652	$161,388
Less: Provision for uncollectible accounts related to patient service operating revenues	(190,234)	(166,301)	(156,395)

Provision for uncollectible accounts in operating expenses	$7,331	$4,351	$4,993

See footnote 3 to the consolidated financial statements for additional disclosure on the Company’s policies for recognizing revenue, assessing bad debts as well as the quantitative and qualitative information regarding changes in the allowance for doubtful accounts. See also footnotes 24, 26 and 27 to the consolidated financial statements, which have been updated for the retrospective application of these new presentation requirements.

In addition, the effects of adopting FASB’s ASU No. 2011-05 as amended by ASU No. 2011-12 Comprehensive Income-Presentation of Comprehensive Income was that the Company eliminated the presentation of the components of other comprehensive income within the statements of equity and reported the components of other comprehensive income in a separate statement of comprehensive income. See the statements of equity and statements of comprehensive income for further details as well as footnote 27 to the consolidated financial statements.